Annual Fund Operating Expenses - Alpha Architect US Equity 4 ETF - Alpha Architect US Equity 4 ETF Class	Jul. 16, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.02%	[2]
Expenses (as a percentage of Assets)	0.11%
Fee Waiver or Reimbursement	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	0.10%

[1]	The Fund’s Management Fee is 0.0945%.
[2]	Other Expenses and Acquired Fund Fees and Expenses (AFFE) are estimated for the current fiscal year. AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.
[3]	The Fund’s investment adviser has contractually agreed to waive its management fee or reimburse expenses to offset the AFFE from Fund investments in other ETFs for which the Fund’s investment adviser serves as the investment adviser and certain other ETFs until January 31, 2028 unless terminated sooner by the Trustees.